Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Genmab A/S
Entity Central Index Key	0001434265
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false